Accounts receivable (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Trade	$ 23,692	$ 38,686
Holdbacks	64	7,152
Accrued trade receivables	8,445	13,174
Contract receivables	32,201	59,012
Other	4,172	7,734
Total accounts receivable	$ 36,373	$ 66,746
Accounts receivable – holdback percentage	10.00%